Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 2,142.3	€ 2,198.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	20.1	20.2
Total liabilities	(60.3)	(27.9)
Total	(40.2)	(7.7)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	19.9	20.2
Total liabilities	(3.7)	(7.3)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(56.6)	(20.6)
Interest rate swap contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	0.2	0.0
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 41.9	€ 9.4